Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term debts
Schedule of long-term debt

Long-term debt

in € THOUS

	2022	2021

Schuldschein loans	224,612	—
Bonds	7,389,365	7,071,259
Accounts Receivable Facility	93,725	—
Other	157,094	243,656
Long-term debt	7,864,796	7,314,915
Less current portion	(694,062)	(667,966)
Long-term debt, less current portion	7,170,734	6,646,949

Schedule of bonds

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2022	2021
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	—	618,008
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.250%	649,283	648,501
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.750%	374,354	352,180
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.500%	498,245	497,543
Fresenius Medical Care AG & Co. KGaA, 2020	€500,000	May 29, 2026	1.000%	497,175	496,348
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	596,158	595,177
FMC US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	790,926	743,966
Fresenius Medical Care AG & Co. KGaA, 2022	€750,000	September 20, 2027	3.875%	744,497	—
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	462,005	434,094
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.250%	497,781	497,459
Fresenius Medical Care AG & Co. KGaA, 2020	€750,000	May 29, 2030	1.500%	746,332	745,838
FMC US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	930,443	875,398
FMC US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	602,166	566,747
				7,389,365	7,071,259

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	2022		2022

Accounts Receivable Facility	$900,000	€843,804	$100,000	€93,756

	Maximum amount available (1)		Balance outstanding (2)
	2021		2021

Accounts Receivable Facility	$900,000	€794,632	$—	€—
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.